Convertible Debentures (Narrative) (Details)	12 Months Ended
	Mar. 31, 2022 CAD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)
Disclosure of convertible debentures [Line Items]
Convertible debentures outstanding	$ 0		$ 5,596,000
Number of common shares issued upon conversion | shares	1,703,240	1,703,240
Payment of interest on convertible debentures		$ 0		$ 203,829	$ 343,722
Recognized accretion related to issued and outstanding convertible debentures		0		378,687	548,882
Convertible debentures, converted amount	$ 5,596,000
Repayments of debentures		$ 0		$ 10,574	$ 276,258
May 17, 2017 [Member]
Disclosure of convertible debentures [Line Items]
Convertible debentures outstanding	$ 0		$ 1,900,000
Number of common shares issued upon conversion | shares	417,582	417,582	417,582	417,582
Convertible debentures, converted amount	$ 1,900,000		$ 1,900,000
Conversion price | $ / shares	$ 4.55		$ 4.55
May 31, 2017 [Member]
Disclosure of convertible debentures [Line Items]
Convertible debentures outstanding	$ 0		$ 250,000
Number of common shares issued upon conversion | shares	54,945	54,945	54,945	54,945
Convertible debentures, converted amount	$ 250,000		$ 250,000
Conversion price | $ / shares	$ 4.55		$ 4.55
Sep 25, 2017 [Member]
Disclosure of convertible debentures [Line Items]
Convertible debentures outstanding	$ 0		$ 1,476,000
Number of common shares issued upon conversion | shares	527,143	527,143	527,143	527,143
Convertible debentures, converted amount	$ 1,476,000		$ 1,476,000
Conversion price | $ / shares	$ 2.8		$ 2.8
Oct 12, 2017 [Member]
Disclosure of convertible debentures [Line Items]
Convertible debentures outstanding	$ 0		$ 1,970,000
Number of common shares issued upon conversion | shares	703,570	703,570	703,570	703,570
Convertible debentures, converted amount	$ 1,970,000		$ 1,970,000
Conversion price | $ / shares	$ 2.8		$ 2.8